SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

Cash Account Trust
Tax–Exempt Portfolio — Tax Free
Money Fund Class S
DWS Alternative Asset Allocation Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Diversified International Equity
Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy
Fund
DWS Enhanced Emerging Markets Fixed
Income Fund
DWS Enhanced Global Bond Fund

DWS Equity 500 Index Fund
DWS Equity Dividend Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Inflation Fund
DWS Global Small Cap Growth Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Health Care Fund
DWS High Income Fund
DWS Intermediate Tax/AMT Free Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax–Free Fund
DWS Mid Cap Growth Fund
DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate
Securities Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Short Duration Fund
DWS Short–Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic Government Securities
Fund
DWS Strategic High Yield Tax–Free Fund
DWS Technology Fund
DWS U.S. Bond Index Fund
DWS Ultra–Short Duration Fund
DWS Unconstrained Income Fund
DWS World Dividend Fund
Investors Cash Trust
    Treasury Portfolio — DWS U.S.
    Treasury Money Fund Class S

Effective on or about January 1, 2013, the following disclosure is added to the “SHAREHOLDER FEES” table in the “FEES AND EXPENSES OF THE FUND” section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Effective on or about January 1, 2013, the following disclosure is added to, or in the case of applicable Class S shares, replaces similar disclosure in, the section entitled “POLICIES ABOUT TRANSACTIONS” in each fund’s prospectus:

Account Maintenance Fee for Classes A, B, C and S.  Each fund charges a $20 account maintenance fee for accounts that have a balance below $10,000. The assessment will occur only once per calendar year. Please note that the fee will be assessed on accounts that fall below the minimum for any reason, including due to market value fluctuations, redemptions or exchanges.

If you elect to receive electronic delivery of statements, reports and other materials for all your fund accounts, the account maintenance fee for balances below $10,000 will not be charged, so long as that election remains in effect.  You may elect to receive electronic delivery of DWS fund materials by registering on www.dws–investments.com or by calling the appropriate telephone number for your share class.

The account maintenance fee will also not apply to: (i) accounts with an automatic investment plan; (ii) accounts held in an omnibus account through a financial services firm; (iii) accounts maintained on behalf of participants in certain fee based and wrap programs offered through certain financial intermediaries approved by the Advisor; (iv) participant level accounts in group retirement plans held on the records of a retirement plan record keeper; and (v) accounts held by shareholders who maintain $100,000 or more in aggregate assets in DWS fund shares.

Please Retain This Supplement for Future Reference

November 28, 2012
PROSTKR-193